Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum rental commitments under noncancelable capital and operating leases
Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2018 are in the following table:

($ in millions)
2019	$130
2020	121
2021	96
2022	80
2023	65
Thereafter	151
Total	$643